Interim Condensed Consolidated Statements of Changes In Equity (Unaudited) - USD ($) $ in Thousands	Total	SHARE CAPITAL	CAPITAL RESERVE	TREASURY SHARES	SHARE OPTIONS AND WARRANTS RESERVE	FOREIGN EXCHANGE TRANSLATION RESERVE	RETAINED EARNINGS
Beginning balance at Dec. 31, 2021	$ 79,909	$ 0	$ 55,953	$ 0	$ 2,442	$ (2,282)	$ 23,796
Issue of ordinary shares, net of issuance costs	7,619		7,619
Share options expense	810		139		459		212
Exercise of options			139
Increase (decrease) through transactions with owners, equity	8,429	0	7,758		459		212
Net income	4,542						4,542
Exchange differences on translating foreign currencies	(7,928)					(7,928)
Ending balance at Jun. 30, 2022	84,952	0	63,711	0	2,901	(10,210)	28,550
Beginning balance at Dec. 31, 2022	87,109	0	63,723	(348)	4,411	(7,075)	26,398
Issue of ordinary shares, net of issuance costs	10,216		10,216
Treasury shares acquired	(759)			(759)
Share options expense	1,611				1,611
Exercise of options	0		13		(13)
Increase (decrease) through transactions with owners, equity	11,068	0	10,229	(759)	1,598	0	0
Net income	6,873						6,873
Exchange differences on translating foreign currencies	692					692
Ending balance at Jun. 30, 2023	$ 105,742	$ 0	$ 73,952	$ (1,107)	$ 6,009	$ (6,383)	$ 33,271